Warrants (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016
Warrants [Abstract]
Schedule of Warrant Activity

Whole share purchase warrants outstanding at October 31, 2016 are as follows:

	Number of	Weighted average
	whole share	exercise
	purchase warrants	price per share
Outstanding, January 31, 2016	98,731,285	$0.008
Issued	20,506,579	0.004
Expired	(7,474,994)	0.020
Exercised	-	-
Outstanding, October 31, 2016	111,762,870	$0.006

Exercisable, October 31, 2016	111,762,870	$0.006

Whole share purchase warrants outstanding at January 31, 2015 and 2014 are as follows:

	Number of whole share purchase warrants	Weighted average exercise price per share

Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	(5,800,000)	0.037
Exercised	-	-

Outstanding, January 31, 2015	59,566,708	$0.024
Issued	63,749,514	0.003
Expired	(24,584,937)	0.034
Exercised	-	-
Outstanding, January 31, 2016	98,731,285	$0.008

Exercisable, January 31, 2016	98,731,285	$0.008